Consolidated Statements of Income by Function - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Income by Function
Net sales	$ 1,848,878,619	$ 1,777,459,320	$ 1,877,394,256
Cost of sales	(1,069,024,964)	(1,033,910,027)	(1,106,706,146)
Gross Profit	779,853,655	743,549,293	770,688,110
Other income	550,834	1,760,899	471,569
Distribution expenses	(192,927,875)	(183,676,895)	(202,490,792)
Administrative expenses	(348,199,321)	(346,202,795)	(352,600,846)
Other expenses	(16,701,471)	(22,765,167)	(21,983,048)
Other (loss) gains	(2,537,269)	(3,387,377)	(6,301,121)
Finance income	11,194,375	9,661,692	10,118,375
Financial expenses	(55,220,369)	(51,374,971)	(55,669,217)
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	(80,360)	(262,582)	(2,327,829)
Foreign exchange differences	(1,370,910)	(67,518)	(2,856,370)
Income by indexation units	(3,762,930)	(6,378,375)	(7,308,343)
Net income before income taxes	170,798,359	140,856,204	129,740,488
Income tax expense	(51,797,634)	(48,807,093)	(41,642,562)
Net income	119,000,725	92,049,111	88,097,926
Net income attributable to
Equity holders of the parent	117,835,790	90,525,991	87,863,484
Non-controlling interests	1,164,935	1,523,120	234,442
Net income	$ 119,000,725	$ 92,049,111	$ 88,097,926
Series A Share
Earnings per Share, basic and diluted
Earnings per share	$ 118.56	$ 91.08	$ 88.40
Series B Share
Earnings per Share, basic and diluted
Earnings per share	$ 130.42	$ 100.19	$ 97.24